Pension and Postretirement Benefit Plans and Defined Contribution Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	$ 253	[1]	$ 301	[1]	$ 357	[1]
Interest Cost	697	[1]	666	[1]	697	[1]
Expected return on plan assets	(1,043)	[1]	(999)	[1]	(983)	[1]
Actuarial losses	63	[1]	355	[1]	306	[1]
Prior service credits	(7)	[1]	(7)	[1]	(10)	[1]
Curtailments	2	[1]	0	[1]	(62)	[1]
Settlements	52	[1]	113	[1]	145	[1]
Special termination benefits	0	[1]	0	[1]	8	[1]
Net periodic benefit costs reported in Income	16	[1]	429	[1]	458	[1]
(Income)/cost reported in Other comprehensive income/(loss)(e)	2,768	[1],[2]	(3,044)	[1],[2]	461	[1],[2]
(Income)/cost recognized in Comprehensive income	2,784	[1]	(2,615)	[1]	919	[1]
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	20	[3]	26	[3]	35	[3]
Interest Cost	57	[3]	67	[3]	62	[3]
Expected return on plan assets	0	[3]	0	[3]	0	[3]
Actuarial losses	29	[3]	51	[3]	41	[3]
Prior service credits	(2)	[3]	(2)	[3]	(3)	[3]
Curtailments	0	[3]	0	[3]	(9)	[3]
Settlements	28	[3]	40	[3]	33	[3]
Special termination benefits	0	[3]	0	[3]	30	[3]
Net periodic benefit costs reported in Income	132	[3]	182	[3]	189	[3]
(Income)/cost reported in Other comprehensive income/(loss)(e)	163	[2],[3]	(255)	[2],[3]	110	[2],[3]
(Income)/cost recognized in Comprehensive income	294	[4]	(73)	[4]	299	[4]
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	199	[4]	216	[4]	215	[4]
Interest Cost	394	[4]	378	[4]	406	[4]
Expected return on plan assets	(459)	[4]	(407)	[4]	(424)	[4]
Actuarial losses	97	[4]	129	[4]	93	[4]
Prior service credits	(7)	[4]	(5)	[4]	(7)	[4]
Curtailments	0	[4]	(20)	[4]	(16)	[4]
Settlements	22	[4]	22	[4]	7	[4]
Special termination benefits	8	[4]	4	[4]	5	[4]
Net periodic benefit costs reported in Income	254	[4]	317	[4]	279	[4]
(Income)/cost reported in Other comprehensive income/(loss)(e)	260	[2],[4]	(569)	[2],[4]	759	[2],[4]
(Income)/cost recognized in Comprehensive income	514	[4]	(252)	[4]	1,038	[4]
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	55	[5]	61	[5]	68	[5]
Interest Cost	169	[5]	166	[5]	182	[5]
Expected return on plan assets	(63)	[5]	(55)	[5]	(46)	[5]
Actuarial losses	6	[5]	46	[5]	33	[5]
Prior service credits	(57)	[5]	(44)	[5]	(49)	[5]
Curtailments	(7)	[5]	(11)	[5]	(65)	[5]
Settlements	0	[5]	0	[5]	0	[5]
Special termination benefits	0	[5]	0	[5]	6	[5]
Net periodic benefit costs reported in Income	102	[5]	163	[5]	129	[5]
(Income)/cost reported in Other comprehensive income/(loss)(e)	(174)	[2],[5]	(736)	[2],[5]	267	[2],[5]
(Income)/cost recognized in Comprehensive income	$ (72)	[5]	$ (573)	[5]	$ 396	[5]

[1]	2014 v. 2013––The decrease in net periodic benefit costs for our U.S. qualified pension plans was primarily driven by (i) the decrease in the amounts amortized for actuarial losses resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation (which reduced the amount of deferred actuarial losses), (ii) lower service cost resulting from cost-reduction initiatives, (iii) lower settlement activity and (iv) greater expected return on plan assets resulting from an increased plan asset base, partially offset by higher interest costs resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation. 2013 v. 2012––The decrease in net periodic benefit cost for our U.S. qualified plans was primarily driven by (i) lower service cost resulting from cost reduction initiatives, (ii) lower settlements and (iii) higher expected return on plan assets resulting from an increased plan asset base, partially offset by the curtailment gain in 2012 resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico. Also, the decrease in the discount rate resulted in lower interest costs, as well as an increase in the amounts amortized for actuarial losses.
[2]	For details of the changes in Other comprehensive income/(loss), see the benefit plan activity in the consolidated statements of comprehensive income.
[3]	2014 v. 2013––The decrease in net periodic benefit costs for our U.S. supplemental (non-qualified) pension plans was primarily driven by (i) the decrease in the amounts amortized for actuarial losses resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation, (ii) lower settlement activity and (iii) lower interest costs. 2013 v. 2012––The decrease in net periodic benefit cost for our U.S. supplemental (non-qualified) pension plans was primarily driven by (i) a decrease in special termination benefits, partially offset by (ii) an increase in the amounts amortized for actuarial losses resulting from a decrease in discount rates, and (iii) the curtailment gain in 2012 resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico.
[4]	2014 v. 2013––The decrease in net periodic benefit costs for our international pension plans was primarily driven by (i) greater expected return on plan assets resulting from an increased plan asset base, (ii) the decrease in the amounts amortized for actuarial losses resulting from increases, in 2013, in the discount rates used to determine the benefit obligations, partially offset by (iii) increased curtailment losses primarily due to a loss relating to a U.K. pension plan freeze in the current year and (iv) changes in curtailments related to restructuring initiatives. 2013 v. 2012––The increase in net periodic benefit costs for our international pension plans was primarily driven by (i) an increase in the amounts amortized for actuarial losses resulting from changes in assumptions, (ii) lower expected return on plan assets driven by lower expected rate of return in certain significant plans, (iii) higher settlements and (iv) 2012 curtailment gains, partially offset by (v) lower interest costs resulting from the decrease in discount rates.
[5]	2014 v. 2013––The decrease in net periodic benefit costs for our postretirement plans was primarily driven by the decrease in the amounts amortized for actuarial losses resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation (which reduced the amount of deferred actuarial losses). 2013 v. 2012––The increase in net periodic benefit cost for our postretirement plans was primarily driven by (i) 2012 curtailment gains, partially offset by (ii) higher expected return on plan assets and (iii) a decrease in special termination benefits. Also, the decrease in the discount rate resulted in (iv) lower interest costs, as well as (v) an increase in the amounts amortized for actuarial losses.